Additional paid-in capital (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options 1 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	March 14, 2024
Options			6,650,000
Exercise Price			$ 0.035
Intrinsic Value
Options 2 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	April 12, 2024
Options			2,250,000
Exercise Price			$ 0.015
Intrinsic Value			$ 0.005
Options 3 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	April 12, 2024
Options			200,000
Exercise Price			$ 0.030
Intrinsic Value
Options 4 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	May 6, 2024
Options			13,000,000
Exercise Price			$ 0.035
Intrinsic Value
Options 5 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	May 17, 2024
Options			2,200,000
Exercise Price			$ 0.035
Intrinsic Value
Options 6 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	May 17, 2024
Options			23,500,000
Exercise Price			$ 0.050
Intrinsic Value
Options 7 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	October 3, 2024
Options			1,000,000
Exercise Price			$ 0.035
Intrinsic Value
Options 8 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	October 24, 2024
Options			2,000,000
Exercise Price			$ 0.035
Intrinsic Value
Options 9 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	April 1, 2025
Options		10,000,000	10,000,000
Exercise Price		$ 0.030	$ 0.035
Intrinsic Value
Options 10 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	May 31, 2025
Options		2,500,000
Exercise Price		$ 0.030
Intrinsic Value
Options 11 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	May 31, 2025
Options		10,000,000	10,000,000
Exercise Price		$ 0.035	$ 0.035
Intrinsic Value
Options 12 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	May 31, 2025
Options		26,800,000	37,300,000
Exercise Price		$ 0.050	$ 0.050
Intrinsic Value
Options 13 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	December 31, 2025
Options		17,000,000	22,400,000
Exercise Price		$ 0.015	$ 0.015
Intrinsic Value			$ 0.005
Options 14 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	December 31, 2025
Options		15,000,000	24,000,000
Exercise Price		$ 0.050	$ 0.050
Intrinsic Value
Options 15 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	June 30, 2026
Options	11,000,000	11,000,000	16,000,000
Exercise Price	$ 0.050	$ 0.050	$ 0.050
Intrinsic Value
Options 16 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	September 30, 2026
Options	16,000,000	16,000,000	16,000,000
Exercise Price	$ 0.050	$ 0.050	$ 0.050
Intrinsic Value
Options 17 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	December 31, 2026
Options		10,000,000
Exercise Price		$ 0.012
Intrinsic Value
Options 18 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	June 30, 2028
Options	368,870,000
Exercise Price	$ 0.010
Intrinsic Value	$ 0.006
Options 19 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	June 30, 2028
Options		12,050,000	4,500,000
Exercise Price		$ 0.015	$ 0.015
Intrinsic Value			$ 0.005
Options 20 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	June 30, 2028
Options	200,000	20,200,000
Exercise Price	$ 0.030	$ 0.030
Intrinsic Value
Options 21 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	June 30, 2028
Options	1,000,000	44,150,000	19,700,000
Exercise Price	$ 0.035	$ 0.035	$ 0.035
Intrinsic Value
Options 22 [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	June 30, 2028
Options	22,300,000	225,270,000	201,270,000
Exercise Price	$ 0.050	$ 0.050	$ 0.050
Intrinsic Value
Options [Member]
Offsetting Assets [Line Items]
Options	419,370,000	419,970,000	411,970,000
Exercise Price	$ 0.015	$ 0.044	$ 0.045
Intrinsic Value	$ 0.001
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 4 months 17 days	2 years 9 months 14 days	3 years 1 month 17 days